Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
Schedule of Series E warrant activity
Schedule of Series E warrant activity
	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2021	1,084,725	30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding - December 31, 2021	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2022	-	$-